Portfolio of Investments – as of September 30, 2023 (Unaudited)
Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.4% of Net Assets

Non-Convertible Bonds — 78.9%
	ABS Car Loan — 1.4%
$635,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	$639,756
7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025(a)	7,141,019
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026(a)	4,520,557
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	959,005
7,303,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	6,832,813
3,598,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025(a)	3,569,083
1,295,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class D2, 9.130%, 6/25/2027(a)	1,278,297
2,790,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029(a)	2,805,913
4,155,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	3,589,383
4,105,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	3,919,199
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	2,867,754
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	1,528,474
		39,651,253
	ABS Home Equity — 3.7%
5,498,211	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061(a)(b)	5,056,249
5,350,000	CoreVest American Finance Ltd., Series 2021-1, Class D, 3.247%, 4/15/2053(a)	4,081,093
1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,192,124
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	1,777,689
7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037(a)	7,164,197
1,965,000	FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.238%, 8/17/2038(a)	1,697,618
2,577,002	GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.353%, 5/25/2053(a)(b)	2,566,207
6,715,933	Home Partners of America Trust, Series 2021-1, Class F, 3.325%, 9/17/2041(a)	5,329,575
8,317,297	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	7,152,796
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$4,158,649	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	$3,572,309
11,507,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038(a)	10,052,458
3,623,000	Progress Residential Trust, Series 2021-SFR5, Class F, 3.158%, 7/17/2038(a)	3,108,226
5,465,000	Progress Residential Trust, Series 2021-SFR6, Class F, 3.422%, 7/17/2038(a)	4,718,665
15,160,000	Progress Residential Trust, Series 2021-SFR7, Class F, 3.834%, 8/17/2040(a)	12,175,375
2,513,000	PRPM LLC, Series 2021-4, Class A2, 3.474%, 4/25/2026(a)(b)	2,004,539
6,313,365	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026(a)(b)	5,716,436
4,530,289	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026(a)(b)	4,221,880
6,014,140	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	5,970,084
6,202,644	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 2.240%, 6/25/2024(a)(b)	6,031,147
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	885,056
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	634,602
3,970,000	VCAT LLC, Series 2021-NPL5, Class A2, 3.844%, 8/25/2051(a)(b)	3,116,829
7,865,000	VCAT LLC, Series 2021-NPL6, Class A2, 3.967%, 9/25/2051(a)(b)	6,334,962
		104,560,116
	ABS Other — 1.9%
4,225,531	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	3,718,552
2,718,840	AASET Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047(a)	2,175,262
1,640,065	Castlelake Aircraft Structured Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,199,283
377,366	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	334,711
550,000	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	549,886
10,435,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	9,970,747
54,004	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	49,660
2,533,944	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046(a)	2,111,779
8,535,488	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	7,315,144
12,851,450	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046(a)(b)	10,507,911
1,930,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	1,869,280
770,729	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	649,231

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$9,539,340	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	$8,108,668
8,559,054	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	6,863,582
		55,423,696
	ABS Whole Business — 0.3%
5,925,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	5,841,037
2,272,688	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	1,785,853
755,563	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	634,731
132,975	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	118,903
		8,380,524
	Aerospace & Defense — 0.2%
5,945,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	5,897,177
	Airlines — 0.7%
1,053,476	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	984,273
577,540	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	548,421
17,128,874	United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/2029	16,967,178
2,052,638	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	1,974,658
		20,474,530
	Automotive — 0.6%
2,845,000	General Motors Co., 5.200%, 4/01/2045	2,212,033
2,120,000	General Motors Co., 6.250%, 10/02/2043	1,899,396
2,765,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	2,139,231
6,445,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	6,294,217
540,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	434,857
865,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	739,236
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	2,011,948
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	2,127,902
		17,858,820
	Banking — 4.7%
1,380,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	1,374,261
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	6,057,808
8,200,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(c)	5,627,170
7,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(c)	4,696,473
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$15,755,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	$15,332,461
11,885,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	8,248,690
9,000,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	6,949,000
3,970,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	3,892,903
8,240,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	5,912,977
16,322,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	12,149,997
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,458,005
2,035,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	1,976,212
11,025,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	10,304,802
14,965,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	11,266,550
2,890,000	Synchrony Bank, 5.400%, 8/22/2025	2,780,122
5,875,000	Synchrony Bank, 5.625%, 8/23/2027	5,456,171
545,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029(a)	493,652
3,695,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	4,267,040
325,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	256,701
7,690,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	7,675,312
5,370,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	5,319,522
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	12,406,902
		133,902,731
	Brokerage — 0.1%
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	3,826,427
	Building Materials — 1.3%
29,325,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	24,563,067
225,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	234,226
10,470,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	9,801,937
1,265,000	JELD-WEN, Inc., 4.875%, 12/15/2027(a)	1,116,211
1,859,000	Masco Corp., 6.500%, 8/15/2032	1,872,674
		37,588,115
	Cable Satellite — 6.0%
34,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	25,235,929
6,555,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032(a)	5,244,000
7,180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	5,232,599

Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$17,890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	$13,951,641
16,530,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	9,618,688
920,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	514,158
31,240,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	17,720,710
4,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	3,423,418
6,425,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	4,378,235
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	760,793
415,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	293,728
48,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	25,577,836
5,540,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	2,969,309
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	11,401,636
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	762,002
3,705,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	3,275,886
6,470,000	DISH DBS Corp., 5.125%, 6/01/2029	3,586,839
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	18,858,190
6,575,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	5,054,531
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	11,898,750
		169,758,878
	Chemicals — 0.7%
10,887,000	Ashland, Inc., 3.375%, 9/01/2031(a)	8,466,125
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	1,075,837
6,735,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	4,851,124
2,715,000	Braskem Netherlands Finance BV, 8.500%, 1/12/2031(a)	2,690,429
3,030,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	2,949,446
905,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026(a)	824,406
		20,857,367
	Construction Machinery — 0.1%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	1,413,644
2,140,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	1,985,354
		3,398,998
	Consumer Cyclical Services — 1.6%
5,645,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	4,749,437
2,145,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,806,482
8,665,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	7,745,268
10,815,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	10,575,610
20,005,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	20,171,122
		45,047,919
	Consumer Products — 0.0%
699,000	Natura Cosmeticos SA, 4.125%, 5/03/2028(a)	600,251
	Diversified Manufacturing — 0.4%
825,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	796,220
930,000	Nordson Corp., 5.600%, 9/15/2028	921,072
Principal Amount (‡)	Description	Value (†)

	Diversified Manufacturing — continued
$1,250,000	Nordson Corp., 5.800%, 9/15/2033	$1,220,995
7,790,000	Veralto Corp., 5.450%, 9/18/2033(a)	7,536,980
		10,475,267
	Electric — 0.8%
18,352,767	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	16,479,568
1,780,000	Enel Generacion Chile SA, 7.875%, 2/01/2027	1,853,402
3,445,000	Southern Co., 5.700%, 3/15/2034	3,373,837
		21,706,807
	Finance Companies — 6.7%
12,717,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	10,904,550
2,380,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,891,890
2,120,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	1,639,865
4,127,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	4,031,954
3,555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	3,501,534
10,600,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	9,334,770
3,585,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	2,819,056
11,555,000	Ares Capital Corp., 3.200%, 11/15/2031	8,841,246
2,145,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	1,928,451
4,150,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	4,053,595
5,955,000	Barings BDC, Inc., 3.300%, 11/23/2026	5,224,834
7,175,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	5,899,822
14,750,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	13,799,171
7,155,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	6,618,086
7,875,000	GATX Corp., 5.450%, 9/15/2033	7,390,305
380,000	GATX Corp., 6.050%, 3/15/2034	371,102
12,820,000	Hercules Capital, Inc., 3.375%, 1/20/2027	11,209,117
2,210,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	1,794,358
9,605,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(a)	8,472,240
135,000	Navient Corp., 5.000%, 3/15/2027	121,346
950,000	Navient Corp., 6.750%, 6/15/2026	918,962
3,259,000	Navient Corp., MTN, 6.125%, 3/25/2024	3,241,585
950,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	689,367
2,286,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,957,388
9,425,000	OneMain Finance Corp., 4.000%, 9/15/2030	7,072,096
1,220,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,021,750
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	3,990,980
14,740,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	12,981,371
13,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	11,193,996
37,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	29,933,270
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	7,272,412
		190,120,469

Principal Amount (‡)	Description	Value (†)

	Financial Other — 1.1%
$1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	$212,388
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026	109,984
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025	177,601
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	672,994
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	192,954
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	51,118
1,957,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	73,388
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	119,479
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	160,750
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(d)	52,539
6,815,475	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	589,607
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	249,569
833,252	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–36.271%, 1/31/2031(a)(f)	8,333
1,035,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(d)	15,887
2,400,000	China Aoyuan Group Ltd., 6.350%, 2/08/2024(d)	31,416
1,240,000	China Aoyuan Group Ltd., 7.950%, 2/19/2023(d)	12,400
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(d)	36,000
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(d)	80,900
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(d)	28,100
335,000	China Evergrande Group, 9.500%, 3/29/2024(d)	7,661
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(d)	284,200
24,490,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	19,583,658
190,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	183,002
895,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	786,687
375,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	356,725
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	404,351
1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	82,834
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	93,488
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	464,483
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	389,125
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	273,699
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(d)	110,400
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(d)	300,800
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	$167,250
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	66,000
2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	115,200
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	13,808
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	54,900
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	11,130
1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	78,800
425,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(d)	65,875
3,610,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(d)	559,550
8,570,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(d)	1,328,350
290,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(d)	36,267
4,000,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(d)	620,000
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	21,600
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	120,900
23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	1,407,345
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(d)	70,753
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	615,373
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(d)	324,548
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	196,998
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	23,809
365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	3,081
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(d)	2,681
		32,100,738
	Food & Beverage — 0.5%
11,860,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	9,171,365
7,245,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	6,029,967
		15,201,332
	Gaming — 1.3%
12,960,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031(a)	10,140,588
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	2,984,062
15,280,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	15,018,865
740,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	725,200
1,475,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	1,457,818
5,680,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	5,336,103
		35,662,636

Principal Amount (‡)	Description	Value (†)

	Government Owned - No Guarantee — 1.1%
$495,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	$419,165
585,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	503,978
20,000,000	Antares Holdings LP, 8.500%, 5/18/2025(a)	20,143,103
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	4,411,307
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	7,244,151
		32,721,704
	Health Insurance — 0.4%
5,290,000	Centene Corp., 3.375%, 2/15/2030	4,412,241
4,315,000	Centene Corp., 4.625%, 12/15/2029	3,886,218
880,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	728,295
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	3,432,498
		12,459,252
	Healthcare — 0.7%
2,715,000	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028(a)	2,723,064
17,380,000	HCA, Inc., 5.500%, 6/01/2033	16,436,673
		19,159,737
	Home Construction — 0.3%
8,146,000	PulteGroup, Inc., 6.000%, 2/15/2035	7,833,282
	Independent Energy — 4.0%
12,155,000	Aker BP ASA, 4.000%, 1/15/2031(a)	10,441,461
11,400,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	8,536,880
35,956,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	33,779,054
6,210,000	Energian Israel Finance Ltd., 5.375%, 3/30/2028(a)	5,569,439
8,120,000	Energian Israel Finance Ltd., 5.875%, 3/30/2031(a)	7,042,070
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,632,961
7,740,000	EQT Corp., 3.625%, 5/15/2031(a)	6,547,576
1,535,000	EQT Corp., 5.000%, 1/15/2029	1,442,915
1,460,000	EQT Corp., 5.700%, 4/01/2028	1,430,924
2,360,000	EQT Corp., 7.000%, 2/01/2030	2,427,828
550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025(a)	534,936
5,050,000	Leviathan Bond Ltd., 6.500%, 6/30/2027(a)	4,788,764
1,270,000	Matador Resources Co., 6.875%, 4/15/2028(a)	1,246,940
10,085,000	Ovintiv, Inc., 6.500%, 8/15/2034	9,932,419
540,000	Ovintiv, Inc., 6.500%, 2/01/2038	515,730
2,715,000	Ovintiv, Inc., 6.625%, 8/15/2037	2,604,618
360,000	Ovintiv, Inc., 7.200%, 11/01/2031	370,572
1,200,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,257,379
1,495,000	Ovintiv, Inc., 8.125%, 9/15/2030	1,624,874
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(d)	1,253,560
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(d)	666,400
1,295,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,111,483
3,035,000	Var Energi ASA, 7.500%, 1/15/2028(a)	3,114,333
6,875,000	Var Energi ASA, 8.000%, 11/15/2032(a)	7,213,938
		115,087,054
	Leisure — 1.5%
8,710,000	Carnival Corp., 5.750%, 3/01/2027(a)	7,884,503
6,065,000	Carnival Corp., 6.000%, 5/01/2029(a)	5,173,341
1,050,000	Carnival Corp., 7.000%, 8/15/2029(a)	1,035,328
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	6,070,323
5,085,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	4,829,580
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	2,131,238
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	210,885
Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	$11,278,998
4,960,000	VOC Escrow Ltd., 5.000%, 2/15/2028(a)	4,511,159
		43,125,355
	Life Insurance — 1.2%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	24,279,000
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	8,826,162
		33,105,162
	Lodging — 1.1%
7,620,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	6,143,213
1,745,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	1,422,562
5,385,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	4,671,196
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	3,481,474
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	10,652,125
6,640,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	5,587,694
		31,958,264
	Media Entertainment — 1.9%
3,925,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	3,000,573
5,275,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	4,180,526
14,565,000	Netflix, Inc., 4.875%, 6/15/2030(a)	13,788,802
1,805,000	Netflix, Inc., 5.375%, 11/15/2029(a)	1,761,195
8,735,000	Netflix, Inc., 5.875%, 11/15/2028	8,784,449
11,900,000	Netflix, Inc., 6.375%, 5/15/2029	12,287,427
10,960,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	9,303,050
		53,106,022
	Metals & Mining — 3.9%
1,410,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	1,319,004
14,335,000	ArcelorMittal SA, 6.750%, 3/01/2041	13,662,286
30,660,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	29,414,505
5,005,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	3,957,554
17,230,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	16,337,989
9,995,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	9,977,843
9,590,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	9,564,183
20,995,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	20,957,956
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032(a)	5,005,090
1,900,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026(a)	1,084,493
		111,280,903
	Midstream — 1.1%
2,300,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	1,828,035
1,530,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	1,308,052
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,133,393
2,760,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	2,666,850
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	519,416

Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$3,515,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	$2,951,510
880,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	788,172
6,105,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	4,740,075
3,215,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	2,638,296
1,750,000	Western Midstream Operating LP, 4.050%, 2/01/2030	1,529,661
2,310,000	Western Midstream Operating LP, 5.250%, 2/01/2050	1,799,569
4,055,000	Western Midstream Operating LP, 5.300%, 3/01/2048	3,165,099
745,000	Western Midstream Operating LP, 5.450%, 4/01/2044	600,549
560,000	Western Midstream Operating LP, 5.500%, 8/15/2048	445,266
665,000	Western Midstream Operating LP, 6.150%, 4/01/2033	641,332
2,305,000	Western Midstream Operating LP, 6.350%, 1/15/2029	2,309,753
		30,065,028
	Natural Gas — 0.1%
1,670,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	1,637,143
	Non-Agency Commercial Mortgage-Backed Securities — 1.9%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	271,170
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.203%, 12/15/2038(a)(g)	6,607,785
8,598,297	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 2.577%, 9/10/2045(a)(b)	7,631,011
102,683	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	84,754
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	2,310,040
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,297,214
3,755,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	3,741,009
1,381,069	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(b)	1,216,102
7,680,000	GS Mortgage Securities Corportation Trust, Series 2013-PEMB, Class C, 3.668%, 3/05/2033(a)(b)	6,249,377
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.842%, 6/10/2047(a)(b)	2,618,823
290,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.910%, 12/15/2047(a)(b)	233,445
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,110,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(b)	$2,214,336
3,990,847	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.247%, 11/15/2038(a)(g)	3,874,925
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.220%, 8/15/2046(b)	479,146
2,175,508	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.336%, 3/15/2045(a)(b)	2,003,935
3,930,450	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.087%, 7/15/2046(b)	3,193,491
4,340,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	3,299,762
1,145,196	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	993,458
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.352%, 8/15/2046(b)	3,319,956
2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.352%, 8/15/2046(b)	1,932,870
940,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	724,082
		54,296,691
	Other REITs — 0.1%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,027,372
	Paper — 0.0%
750,000	WestRock MWV LLC, 7.950%, 2/15/2031	821,078
	Pharmaceuticals — 2.5%
20,390,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	11,595,512
3,410,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028(a)	1,388,586
630,000	Grifols SA, 4.750%, 10/15/2028(a)	537,144
7,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	6,872,483
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	5,038,842
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	4,360,800
21,480,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	13,445,741
7,360,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	6,753,043
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	7,887,400
7,055,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	7,147,166
5,070,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,245,179
		70,271,896
	Property & Casualty Insurance — 0.3%
12,510,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.830%, 1/15/2033(a)(e)	375,300
10,900,000	Stewart Information Services Corp., 3.600%, 11/15/2031	8,009,886
		8,385,186

Principal Amount (‡)	Description	Value (†)

	Restaurants — 0.3%
$8,625,000	Yum! Brands, Inc., 4.625%, 1/31/2032	$7,481,523
	Retailers — 0.7%
3,325,000	Dillard's, Inc., 7.000%, 12/01/2028	3,289,256
1,500,000	Dillard's, Inc., 7.750%, 7/15/2026	1,514,160
9,430,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	7,942,983
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037(a)	5,957,513
		18,703,912
	Supermarkets — 0.1%
2,016,000	Safeway, Inc., 7.250%, 2/01/2031	2,081,520
	Technology — 7.0%
10,205,000	Avnet, Inc., 5.500%, 6/01/2032	9,387,107
3,850,000	Block, Inc., 3.500%, 6/01/2031	3,024,411
2,820,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	2,204,126
2,565,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	1,912,680
3,800,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	2,770,510
4,600,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	3,679,340
5,035,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	3,954,546
8,435,000	Broadcom, Inc., 4.150%, 11/15/2030	7,471,154
2,245,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	1,948,243
5,575,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	4,753,747
11,000,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	9,060,040
2,065,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	1,882,289
24,565,000	CommScope, Inc., 4.750%, 9/01/2029(a)	18,068,650
13,035,000	Entegris Escrow Corp., 4.750%, 4/15/2029(a)	11,718,573
1,215,000	Everi Holdings, Inc., 5.000%, 7/15/2029(a)	1,045,732
11,745,000	Fiserv, Inc., 5.625%, 8/21/2033	11,380,246
1,475,000	Global Payments, Inc., 2.900%, 11/15/2031	1,157,095
2,290,000	Global Payments, Inc., 5.300%, 8/15/2029	2,183,849
4,965,000	Global Payments, Inc., 5.400%, 8/15/2032	4,653,952
5,550,000	GTCR W-2 Merger Sub LLC, 7.500%, 1/15/2031(a)	5,557,770
8,790,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	7,703,946
6,630,000	Leidos, Inc., 5.750%, 3/15/2033	6,353,930
1,590,000	Marvell Technology, Inc., 5.950%, 9/15/2033	1,560,605
9,070,000	Micron Technology, Inc., 5.875%, 2/09/2033	8,664,226
24,180,000	Micron Technology, Inc., 5.875%, 9/15/2033	23,030,353
12,925,000	Micron Technology, Inc., 6.750%, 11/01/2029	13,132,381
5,050,000	MSCI, Inc., 3.250%, 8/15/2033(a)	3,886,728
2,735,000	Open Text Corp., 6.900%, 12/01/2027(a)	2,741,225
2,715,000	S&P Global, Inc., 5.250%, 9/15/2033(a)	2,646,392
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	4,477,709
7,805,000	VMware, Inc., 2.200%, 8/15/2031	5,889,896
3,725,000	Western Digital Corp., 2.850%, 2/01/2029	2,990,579
7,515,000	Western Digital Corp., 4.750%, 2/15/2026	7,160,655
		198,052,685
	Transportation Services — 0.3%
8,855,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	8,189,547
	Treasuries — 11.8%
71,802(h )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	13,581,258
116,724,000,000	Indonesia Treasury Bonds, Series FR95, 6.375%, 8/15/2028, (IDR)	7,498,582
1,406,323(i )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	6,852,915
165,275,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	6,878,548
55,170,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	33,856,278
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$23,325,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	$18,587,109
26,205,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	22,806,539
227,230,000	U.S. Treasury Notes, 4.625%, 6/30/2025	225,286,118
		335,347,347
	Wireless — 2.2%
10,460,000	American Tower Corp., 5.900%, 11/15/2033	10,212,211
10,875,000	CT Trust, 5.125%, 2/03/2032(a)	8,544,922
6,140,000	IHS Holding Ltd., 5.625%, 11/29/2026(a)	5,052,115
6,140,000	IHS Holding Ltd., 6.250%, 11/29/2028(a)	4,656,453
7,228,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027(a)	6,053,305
9,110,000	SBA Communications Corp., 3.125%, 2/01/2029	7,598,399
7,939,000	SoftBank Group Corp., 4.625%, 7/06/2028	6,924,951
9,360,000	Sprint Capital Corp., 8.750%, 3/15/2032	10,828,079
3,575,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	3,487,492
		63,357,927
	Wirelines — 0.3%
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	290,024
490,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026(a)	314,046
3,409,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	2,842,360
6,640,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	5,757,362
		9,203,792
	Total Non-Convertible Bonds (Identified Cost $2,703,779,094)	2,242,253,433

Convertible Bonds — 7.7%
	Airlines — 0.6%
16,795,000	Southwest Airlines Co., 1.250%, 5/01/2025	16,669,037
	Cable Satellite — 2.7%
125,670,000	DISH Network Corp., 3.375%, 8/15/2026	75,527,670
	Consumer Cyclical Services — 0.5%
13,205,000	Uber Technologies, Inc., Zero Coupon, 0.000%–1.922%, 12/15/2025(f)	12,330,961
1,200,000	Zillow Group, Inc., 1.375%, 9/01/2026	1,429,800
		13,760,761
	Consumer Products — 0.1%
5,800,000	Beauty Health Co., 1.250%, 10/01/2026(a)	4,509,500
	Electric — 0.3%
8,240,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028(a)	7,498,400
	Gaming — 0.1%
2,195,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	2,664,072
	Healthcare — 1.3%
7,795,000	Envista Holdings Corp., 1.750%, 8/15/2028(a)	7,179,195
4,105,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027(a)	4,759,337
32,010,000	Teladoc Health, Inc., 1.250%, 6/01/2027	25,508,769
		37,447,301
	Leisure — 0.2%
6,465,000	NCL Corp. Ltd., 1.125%, 2/15/2027	5,362,200

Principal Amount (‡)	Description	Value (†)

	Media Entertainment — 0.3%
$5,125,000	Snap, Inc., Zero Coupon, 6.697%–7.015%, 5/01/2027(f)	$3,797,625
5,100,000	Spotify USA, Inc., Zero Coupon, 5.189%–5.873%, 3/15/2026(f)	4,337,550
		8,135,175
	Pharmaceuticals — 0.9%
4,890,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	4,743,300
20,960,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	20,762,976
		25,506,276
	Retailers — 0.1%
455,000	Etsy, Inc., 0.125%, 9/01/2027	364,000
2,825,000	Etsy, Inc., 0.250%, 6/15/2028	2,134,288
		2,498,288
	Technology — 0.6%
9,590,000	Splunk, Inc., 1.125%, 6/15/2027	9,048,165
8,430,000	Unity Software, Inc., Zero Coupon, 7.084%–8.213%, 11/15/2026(f)	6,672,345
1,215,000	Wolfspeed, Inc., 0.250%, 2/15/2028	818,910
2,350,000	Wolfspeed, Inc., 1.875%, 12/01/2029(a)	1,528,675
		18,068,095
	Total Convertible Bonds (Identified Cost $295,505,376)	217,646,775

Municipals — 1.8%
	Virginia — 1.8%
62,555,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $62,549,748)	51,770,243
	Total Bonds and Notes (Identified Cost $3,061,834,218)	2,511,670,451

Collateralized Loan Obligations — 3.8%
6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.688%, 10/20/2031(a)(g)	6,463,055
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 7.188%, 7/20/2034(a)(g)	4,415,424
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 8.438%, 7/20/2034(a)(g)	4,661,297
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 8.670%, 7/15/2034(a)(g)	1,187,307
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 8.570%, 10/15/2034(a)(g)	2,558,766
3,025,000	Bain Capital Credit CLO Ltd., Series 2017-2A, Class DR2, 3 mo. USD SOFR + 3.362%, 8.713%, 7/25/2034(a)(g)	2,918,956
890,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3 mo. USD SOFR + 1.662%, 7.041%, 11/20/2030(a)(g)	878,733
1,505,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3 mo. USD SOFR + 3.262%, 8.570%, 1/17/2032(a)(g)	1,493,171
Principal Amount (‡)	Description	Value (†)

$3,530,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.538%, 7/20/2032(a)(g)	$3,475,657
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3 mo. USD SOFR + 3.512%, 8.820%, 7/15/2034(a)(g)	3,048,343
4,390,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 8.557%, 4/22/2034(a)(g)	4,261,518
3,780,000	Clover CLO LLC, Series 2021-2A, Class D, 3 mo. USD SOFR + 3.312%, 8.638%, 7/20/2034(a)(g)	3,639,887
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 9.008%, 7/20/2034(a)(g)	4,448,237
2,890,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3 mo. USD SOFR + 3.112%, 8.438%, 1/20/2034(a)(g)	2,822,248
980,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD SOFR + 2.262%, 7.588%, 4/20/2031(a)(g)	930,829
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 8.588%, 4/20/2031(a)(g)	2,755,873
10,665,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3 mo. USD SOFR + 3.462%, 8.819%, 7/27/2031(a)(g)	10,495,832
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD SOFR + 3.262%, 8.607%, 1/23/2031(a)(g)	963,692
6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.220%, 7/15/2034(a)(g)	5,933,757
8,055,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3 mo. USD SOFR + 3.362%, 8.688%, 7/20/2032(a)(g)	7,909,473
7,155,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3 mo. USD SOFR + 3.412%, 8.720%, 7/15/2034(a)(g)	6,850,891
3,125,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.870%, 7/15/2036(a)(g)	2,880,122
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.238%, 7/02/2035(a)(g)	8,173,036
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.341%, 5/21/2034(a)(g)	958,931
12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.620%, 10/15/2034(a)(g)	11,874,442
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD SOFR + 3.212%, 8.538%, 1/20/2031(a)(g)	384,345
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 9.338%, 10/20/2034(a)(g)	1,513,633
	Total Collateralized Loan Obligations (Identified Cost $111,557,562)	107,897,455

Shares	Description	Value (†)
Common Stocks— 2.7%
	Aerospace & Defense — 0.1%
3,238	Lockheed Martin Corp.	$1,324,212
	Air Freight & Logistics — 0.1%
10,294	United Parcel Service, Inc., Class B	1,604,526
	Banks — 0.0%
5,116	JPMorgan Chase & Co.	741,922
	Beverages — 0.1%
24,852	Coca-Cola Co.	1,391,215
	Biotechnology — 0.2%
43,618	AbbVie, Inc.	6,501,699
	Capital Markets — 0.1%
1,138	BlackRock, Inc.	735,706
12,824	Morgan Stanley	1,047,336
		1,783,042
	Chemicals — 0.0%
1,911	Linde PLC	711,561
	Communications Equipment — 0.0%
10,176	Cisco Systems, Inc.	547,062
	Consumer Staples Distribution & Retail — 0.1%
1,349	Costco Wholesale Corp.	762,131
7,641	Walmart, Inc.	1,222,025
		1,984,156
	Containers & Packaging — 0.0%
3,861	Packaging Corp. of America	592,857
	Diversified REITs — 0.1%
172,823	NexPoint Diversified Real Estate Trust	1,505,288
	Electric Utilities — 0.0%
9,470	Duke Energy Corp.	835,822
3,301	NextEra Energy, Inc.	189,114
		1,024,936
	Electrical Equipment — 0.0%
7,343	Emerson Electric Co.	709,113
	Financial Services — 0.0%
1,853	Mastercard, Inc., Class A	733,621
	Ground Transportation — 0.0%
4,984	Union Pacific Corp.	1,014,892
	Health Care Equipment & Supplies — 0.0%
11,183	Abbott Laboratories	1,083,073
	Health Care Providers & Services — 0.1%
3,065	Elevance Health, Inc.	1,334,563
2,854	UnitedHealth Group, Inc.	1,438,958
		2,773,521
	Hotels, Restaurants & Leisure — 0.1%
15,432	Starbucks Corp.	1,408,479
	Household Products — 0.1%
10,459	Procter & Gamble Co.	1,525,550
	IT Services — 0.0%
3,560	Accenture PLC, Class A	1,093,312
	Life Sciences Tools & Services — 0.0%
1,868	Thermo Fisher Scientific, Inc.	945,526
	Machinery — 0.1%
2,901	Cummins, Inc.	662,763
3,280	Deere & Co.	1,237,806
		1,900,569
	Media — 0.3%
1,317,588	Altice USA, Inc., Class A(e)	4,308,513
Shares	Description	Value (†)
	Media — continued
43,054	Comcast Corp., Class A	$1,909,014
461,939	iHeartMedia, Inc., Class A(e)	1,459,727
		7,677,254
	Metals & Mining — 0.0%
29,257	Newmont Corp.	1,081,046
	Oil, Gas & Consumable Fuels — 0.7%
9,229	Battalion Oil Corp.(e)	57,035
166,156	Canadian Natural Resources Ltd.	10,745,309
3,866	Devon Energy Corp.	184,408
46,438	Diamondback Energy, Inc.	7,192,317
6,514	Pioneer Natural Resources Co.	1,495,289
30,545	Williams Cos., Inc.	1,029,061
		20,703,419
	Pharmaceuticals — 0.1%
19,831	Bristol-Myers Squibb Co.	1,150,991
8,526	Johnson & Johnson	1,327,925
1,813	Merck & Co., Inc.	186,648
		2,665,564
	Professional Services — 0.0%
5,336	Clarivate PLC(e)	35,805
	Semiconductors & Semiconductor Equipment — 0.2%
2,524	Broadcom, Inc.	2,096,384
18,448	Microchip Technology, Inc.	1,439,866
13,480	QUALCOMM, Inc.	1,497,089
		5,033,339
	Software — 0.1%
6,546	Microsoft Corp.	2,066,899
	Specialized REITs — 0.0%
6,535	American Tower Corp.	1,074,681
	Specialty Retail — 0.0%
4,198	Home Depot, Inc.	1,268,468
	Technology Hardware, Storage & Peripherals — 0.1%
8,581	Apple, Inc.	1,469,153
23,768	IQOR US, Inc.(e)	18,824
		1,487,977
	Trading Companies & Distributors — 0.0%
12,953	Fastenal Co.	707,752
	Total Common Stocks (Identified Cost $112,277,761)	76,702,336

Preferred Stocks — 1.6%

Convertible Preferred Stocks — 1.2%
	Banking — 0.6%
9,214	Bank of America Corp., Series L, 7.250%	10,247,903
6,478	Wells Fargo & Co., Series L, Class A, 7.500%	7,222,970
		17,470,873
	Midstream — 0.4%
238,087	El Paso Energy Capital Trust I, 4.750%	10,811,531
	Technology — 0.2%
135,675	Clarivate PLC, Series A, 5.250%	3,965,780
	Total Convertible Preferred Stocks (Identified Cost $44,193,235)	32,248,184

Non-Convertible Preferred Stocks — 0.4%
	Home Construction — 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%	3,677,624

Shares	Description	Value (†)

	Office REITs — 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%(j)	$1,572,056
	Other REITs — 0.2%
116,192	Prologis, Inc., Series Q, 8.540%	6,555,553
	Total Non-Convertible Preferred Stocks (Identified Cost $8,332,902)	11,805,233
	Total Preferred Stocks (Identified Cost $52,526,137)	44,053,417

Principal Amount (‡)
Senior Loans — 1.2%
	Consumer Cyclical Services — 0.1%
$4,049,400	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.159%, 3/03/2030(g)(k)	4,045,715
	Healthcare — 0.3%
1,682,813	Bausch & Lomb Corp., 2023 Incremental Term Loan, 9/14/2028(l)	1,659,674
7,505,448	Star Parent, Inc., 2023 Term Loan B, 9/19/2030(l)	7,329,295
		8,988,969
	Leisure — 0.4%
4,766,659	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.681%, 10/18/2028(g)(m)	4,738,296
1,734,154	Carnival Corp., 2021 Incremental Term Loan B, 10/18/2028(l)	1,723,836
567,981	Carnival Corp., 2023 Term Loan B, 8/08/2027(l)	566,023
4,129,201	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.327%, 8/08/2027(g)(m)	4,114,963
		11,143,118
Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — 0.1%
$2,235,000	HUB International Ltd., 2023 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.584%, 6/20/2030(g)(m)	$2,238,733
	Restaurants — 0.2%
4,080,000	1011778 BC Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.566%, 9/23/2030(k)	4,062,170
	Technology — 0.1%
3,315,000	GTCR W Merger Sub LLC, USD Term Loan B, 9/20/2030(l)	3,312,580
	Total Senior Loans (Identified Cost $33,838,023)	33,791,285

Short-Term Investments — 3.4%
73,270,898	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $73,286,163 on 10/02/2023 collateralized by $59,320,800 U.S. Treasury Note, 1.375% due 8/31/2026 valued at $53,842,997; $20,967,500 U.S. Treasury Note, 4.625% due 9/15/2026 valued at $20,893,408 including accrued interest(n)	73,270,898
23,455,000	U.S. Treasury Bills, 5.205%, 11/30/2023(o)	23,250,114
	Total Short-Term Investments (Identified Cost $96,522,426)	96,521,012
	Total Investments — 101.1% (Identified Cost $3,468,556,127)	2,870,635,956
	Other assets less liabilities — (1.1)%	(30,485,831)
	Net Assets — 100.0%	$2,840,150,125

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value
("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of Rule 144A holdings amounted to
$1,276,931,674 or 45.0% of net assets.

(b)
Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2023 is disclosed.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)	Variable rate security. Rate as of September 30, 2023 is disclosed.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Level 3 security. Value has been determined using significant unobservable inputs.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.
(l)	Position is unsettled. Contract rate was not determined at September 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty.
Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.
At September 30, 2023, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/20/2023	EUR	S	8,149,000	$8,785,600	$8,647,118	$138,482
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/29/2023	916	$186,145,608	$185,683,219	$(462,389)
CBOT 5 Year U.S. Treasury Notes Futures	12/29/2023	6,006	638,317,437	632,788,406	(5,529,031)
CBOT U.S. Long Bond Futures	12/19/2023	5,778	693,608,265	657,428,063	(36,180,202)
Total					$(42,171,622)

At September 30, 2023, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Ultra Long Term U.S. Treasury Bond Futures	12/19/2023	1,794	$226,421,502	$212,925,375	$13,496,127
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2023	3,344	383,263,694	373,065,000	10,198,694
Total					$23,694,821

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)
Non-Convertible Bonds	$—	$2,242,253,433	$—	$2,242,253,433
Convertible Bonds	—	217,646,775	—	217,646,775
Municipals	—	51,770,243	—	51,770,243
Total Bonds and Notes	—	2,511,670,451	—	2,511,670,451
Collateralized Loan Obligations	—	107,897,455	—	107,897,455
Common Stocks
Technology Hardware, Storage & Peripherals	1,469,153	18,824	—	1,487,977
All Other Common Stocks(a)	75,214,359	—	—	75,214,359
Total Common Stocks	76,683,512	18,824	—	76,702,336
Preferred Stocks
Convertible Preferred Stocks(a)	32,248,184	—	—	32,248,184
Non-Convertible Preferred Stocks
Office REITs	—	—	1,572,056	1,572,056
Other REITs	—	6,555,553	—	6,555,553
All Other Non-Convertible Preferred Stocks	3,677,624	—	—	3,677,624
Total Non-Convertible Preferred Stocks	3,677,624	6,555,553	1,572,056	11,805,233
Total Preferred Stocks	35,925,808	6,555,553	1,572,056	44,053,417
Senior Loans(a)	—	33,791,285	—	33,791,285
Short-Term Investments	—	96,521,012	—	96,521,012
Total Investments	112,609,320	2,756,454,580	1,572,056	2,870,635,956
Forward Foreign Currency Contracts (unrealized appreciation)	—	138,482	—	138,482
Futures Contracts (unrealized appreciation)	23,694,821	—	—	23,694,821
Total	$136,304,141	$2,756,593,062	$1,572,056	$2,894,469,259

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(42,171,622)	$—	$—	$(42,171,622)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or September 30, 2023:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2023
Bonds and Notes
Non-Convertible Bonds
Property & Casualty Insurance	$1,251,000	$—	$—	$—	$—	$—	$—	$(1,251,000)	$—	$—
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	1,651,680	—	—	(79,624)	—	—	—	—	1,572,056	(79,624)
Total	$2,902,680	$—	$—	$(79,624)	$—	$—	$—	$(1,251,000)	$1,572,056	$(79,624)
A debt security valued at $1,251,000 was transferred from Level 3 to Level 2 during the period ended September 30, 2023. At December 31, 2022, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service was unable to price the security. At September 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of September 30, 2023, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of September 30, 2023, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of September 30, 2023:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$138,482	$—	$138,482
Exchange-traded asset derivatives
Interest rate contracts	—	23,694,821	23,694,821
Total asset derivatives	$138,482	$23,694,821	$23,833,303

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(42,171,622)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at September 30, 2023 (Unaudited)
Treasuries	11.8%
Cable Satellite	8.7
Technology	7.9
Finance Companies	6.7
Banking	5.3
Independent Energy	4.0
Metals & Mining	3.9
ABS Home Equity	3.7
Pharmaceuticals	3.5
Healthcare	2.3
Wireless	2.2
Consumer Cyclical Services	2.2
Media Entertainment	2.2
Leisure	2.1
Other Investments, less than 2% each	27.4
Collateralized Loan Obligations	3.8
Short-Term Investments	3.4
Total Investments	101.1
Other assets less liabilities (including forward foreign currency and futures contracts)	(1.1)
Net Assets	100.0%